EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation Charge

The charge for stock-based compensation has been recognized in the statement of operations under the captions production costs, corporate expenditure and other expenses:

	December 31, 2013	December 31, 2012	December 31, 2011
Stock-based compensation	31.9	32.2	33.0

Sibanye Gold Limited 2013 Share Plan [Member]
Summary of Share Options Outstanding

Details of the options granted under the SGL Share Plan to employees are detailed below:

	Number of PS	Number of BS
Granted to replace the Gold Fields Limited share plans	28,568,317	702,915
Granted during the period	4,118,870	1,135,455
Exercised and released	(1,523,111)	(638,086)
Forfeited	(3,080,373)	(64,829)

Outstanding at December 31, 2013	28,083,703	1,135,455

Assumptions used to Value Options

The fair value of the above PS equity instruments granted during the period were valued using the Monte Carlo Simulation model. For the BS equity instruments a future trading model is used to estimate the loss in value to the holders of BS due to trading restrictions. The actual valuation is developed using the Monte Carlo analysis of the future share price of Sibanye.

Performance shares	December 31, 2013
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	64.6%
Expected term (years)	3.0
Expected dividend yield	2.5%
Weighted average three-year risk free interest rate (based on South African interest rates)	6.0%
Weighted average fair value—Rand	12.55

Bonus shares	December 31, 2013
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	64.6%
Expected term (months)	9 -18
Expected dividend yield	2.5%
Weighted average three-year risk free interest rate (based on South African interest rates)	6.0%
Weighted average fair value—Rand	8.34

Sibanye Gold Limited Phantom Share Scheme [Member]
Summary of Share Options Outstanding

Details of the phantom shares granted under the SGL Phantom Scheme to employees are detailed below:

	Number of PS	Number of BS
Granted during the period	17,539,440	7,002,146
Exercised and released	(55,393)	(68,007)
Forfeited	(1,054,281)	(404,735)

Outstanding at December 31, 2013	16,429,766	6,529,404

Summary of Reconciliation of Stock-Based Compensation

Reconciliation of the stock-based compensation obligation:

December 31, 2013
Stock-based compensation expensed	9.6
Fair value of the obligation	3.4
Payments made	(0.4)
Translation	(0.8)

11.8
Current portion of stock-based compensation obligation	(4.4)

7.4

Gold Fields Limited 2012 Share Plan [Member]
Summary of Share Options Outstanding

The below summary reflects instruments allocated to Sibanye:

	Number of PS	Number of BS
Granted during the period	1,638,684	489,748
Exercised and released	—	(216,715)
Forfeited	(73,889)	(16,582)
Transfers to the Gold Fields group	(27,412)	—

Outstanding at December 31, 2012	1,537,383	256,451
Granted during the period	312,546	—
Exercised and released	(496,303)	(137,265)
Transfers to the Gold Fields group	(77,386)	(31,337)
Converted to Sibanye options	(1,276,240)	(87,849)

Outstanding at December 31, 2013	—	—

Assumptions used to Value Options

The fair value of the above PS equity instruments granted during fiscal 2012 were valued using the Monte Carlo Simulation model. For the BS equity instruments a future trading model was used to estimate the loss in value to the holders of BS due to trading restrictions. The actual valuation was developed using a Monte Carlo analysis of the future share price of Gold Fields:

Performance shares	December 31, 2012
Weighted average expected volatility*	36.5%
Expected term (years)	3.0
Historical dividend yield	1.60%
Weighted average risk free interest rate (based on U.S. interest rate)	0.70%
Weighted average fair value—Rand	162.41

Bonus shares	December 31, 2012
Weighted average expected volatility*	29.4%
Expected term (months)	9 - 18
Historical dividend yield	2.70%
Weighted average risk free interest rate (based on South African interest rates)	5.50%
Weighted average fair value—Rand	115.74

*	Based on a statistical analysis of the historical share price on a weighted moving average basis for the expected term of the option

Gold Fields Limited 2005 Share Plan [Member]
Summary of Share Options Outstanding

Details of the PVRS and SARS granted under the 2005 Plan are as follows:

	Number of PVRS	Number of SARS	Average price
			Rand	U.S. dollar
Outstanding at December 31, 2010	4,287,862	3,968,584	105.97	15.70
Granted during the period	1,324,161	455,542	119.17	16.51
Exercised and released	(1,321,403)	(540,135)	111.06	15.38
Forfeited	(333,574)	(213,455)	110.69	15.33
Transfers to the Gold Fields group	(666,971)	(2,458,758)	105.93	14.67

Outstanding at December 31, 2011	3,290,075	1,211,778	107.79	13.26
Exercised and released	(829,266)	(70,119)	105.98	12.94
Forfeited	(213,581)	(131,068)	116.62	14.24
Transfers to the Gold Fields group	(16,642)	(89,085)	106.21	12.97

Outstanding at December 31, 2012	2,230,586	921,506	106.82	12.46
Granted during the period	466,253	171,643	106.82	11.13
Exercised and released	(2,153,455)	(484,908)	106.82	11.13
Forfeited	—	—	—	—
Transfers to the Gold Fields group	(2,605)	(4,077)	106.82	11.13
Converted to Sibanye options	(540,779)	(604,164)	106.82	11.13

Outstanding at December 31, 2013	—	—	—	—

Assumptions used to Value Options

The Group used the Black Scholes Model to value the SARS. The inputs to the model for awards granted during the period were as follows:

December 31, 2011
Weighted average exercise price—Rand	119.17
Weighted average expected volatility*	46.4%
Expected term (years)	5.90
Historical dividend yield	1.70%
Weighted average risk free interest rate	6.90%
Weighted average fair value—Rand	51.66

The Group used the Monte-Carlo Simulation to value the PVRS. The inputs to the model for awards granted during the year were as follows:

December 31, 2011
Weighted average expected volatility*	64.1%
Expected term (years)	3.0
Historical dividend yield	1.70%
Weighted average risk free interest rate (based on U.S. interest rate)	0.20%
Weighted average fair value—Rand	206.27

*	Based on statistical analysis of the historical share price on a weighted moving average basis for the expected term of the option

Summarize Information relating to Options Outstanding

The following tables summarize information relating to the options outstanding at December 31, 2012 and 2011:

	Outstanding options at December 31, 2011
	Price range		Number of options	Contractual life	Weighted average exercise price
	Rand	$		(in years)	Rand	$
Range of prices	85.00 -109.99	10.46 - 13.52	712,244	3.62	99.36	12.22
	110.00 - 134.99	13.53 - 16.60	499,554	4.51	119.82	14.74

			1,211,798	3.99	107.79	13.26

	Outstanding options at December 31, 2012
	Price range		Number of options	Contractual life	Weighted average exercise price
	Rand	$		(in years)	Rand	$
Range of prices	85.00 -109.99	9.92 -12.83	544,466	2.71	98.12	11.45
	110.00 -134.99	12.84 -15.75	371,110	4.13	119.13	13.90
	135.00 -159.99	15.76 -18.67	5,930	5.01	136.29	15.90

			921,506	3.30	106.83	12.47